UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2001

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WESTWAY CAPITAL
Address:  301 RIVERSIDE AVENUE
          WESTPORT, CT 06880

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      STEVEN SUSS
Title:     CFO
Phone:
Signature, Place and Date of Signing:

    STEVEN SUSS  April 20, 2001

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    55473

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADVANCE SWITCHING COMM         COMMON STOCK     00757V106      554   184625 SH       SOLE                 184625        0        0
D ANSWERTHINK CONSULTING GP      COMMON STOCK     036916104     1901   390000 SH       SOLE                 390000        0        0
D AOL TIME WARNER                COMMON STOCK     00184A105     7432   185118 SH       SOLE                 185118        0        0
D AVANEX CORP COM STK            COMMON STOCK     05348W109     1582   149675 SH       SOLE                 149675        0        0
D AVICI SYSTEMS COM STK          COMMON STOCK     05367L109      640    80000 SH       SOLE                  80000        0        0
D CITRIX SYSTEMS INC COM         COMMON STOCK     177376100     2113   100000 SH       SOLE                 100000        0        0
D DELL COMPUTER CORP COM         COMMON STOCK     247025109     7193   280000 SH       SOLE                 280000        0        0
D EBAY INC COM STK               COMMON STOCK     278642103     7838   216600 SH       SOLE                 216600        0        0
D ELECTRONIC ARTS COM            COMMON STOCK     285512109     7595   140000 SH       SOLE                 140000        0        0
D HOMESTORE.COM INC COM STK      COMMON STOCK     437852106     2375   100000 SH       SOLE                 100000        0        0
D MCDATA CORP CL-A COM           COMMON STOCK     580031201     4004   212125 SH       SOLE                 212125        0        0
D MICROSOFT CORP COM             COMMON STOCK     594918104     4648    85000 SH       SOLE                  85000        0        0
D PAYCHEX INC COM                COMMON STOCK     704326107     7598   205000 SH       SOLE                 205000        0        0
S REPORT SUMMARY                 13 DATA RECORDS               55473        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED